Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans excluding acquired credit-impaired loans	$ 685,518	$ 669,501
Allowance for loan losses	3,762	3,531
Loans, net of allowance	681,756	665,970
Acquired credit-impaired loans	382	453
Allowance for loan losses	16	18
Loans, net of allowance	366	435
Total loans	685,900	669,954
Allowance for loan losses	3,778	3,549
Loans, net of allowance	682,122	666,405
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,669	172,033
Allowance for loan losses	1,157	1,101
Loans, net of allowance	173,512	170,932
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	92,843	88,889
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	44,483	49,198
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,832	24,071
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,995	9,361
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	516	514
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	575,559	550,000
Allowance for off balance sheet credit instruments	1,105	1,029
Total off balance sheet credit instruments, net of allowance	574,454	548,971
Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	262,158	249,151
Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	52,851	53,090
Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,441	12,767
Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,649	2,403
Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	176,875	168,316
Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	65,517	62,311
Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,068	1,962
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	227,046	224,957
Allowance for loan losses	106	105
Loans, net of allowance	226,940	224,852
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,363	168,722
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,947	47,997
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,640	5,373
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,681	2,473
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	415	392
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,004	35,018
Allowance for loan losses	1,091	1,003
Loans, net of allowance	34,913	34,015
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,048	7,245
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,069	9,846
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,096	11,593
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,669	6,213
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122	121
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	247,799	237,493
Allowance for loan losses	1,408	1,322
Loans, net of allowance	246,391	236,171
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	925	563
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,779	118,471
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121,664	113,950
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,431	4,509
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans excluding acquired credit-impaired loans	662,801	648,143
Allowance for loan losses	1,691	1,628
Loans, net of allowance	661,110	646,515
Total loans	662,801	648,143
Allowance for loan losses	1,691	1,628
Loans, net of allowance	661,110	646,515
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	168,124	165,080
Allowance for loan losses	621	574
Loans, net of allowance	167,503	164,506
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,848	87,906
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	43,448	48,008
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	25,812	23,008
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,016	6,158
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	568,143	540,607
Allowance for off balance sheet credit instruments	580	550
Total off balance sheet credit instruments, net of allowance	567,563	540,057
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	261,329	246,575
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	52,244	51,961
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,073	12,298
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,754	1,765
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	176,875	167,993
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	62,865	60,002
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3	13
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	224,155	222,509
Allowance for loan losses	27	24
Loans, net of allowance	224,128	222,485
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,308	168,690
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,707	47,821
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,156	5,106
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	984	892
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,580	32,796
Allowance for loan losses	400	379
Loans, net of allowance	33,180	32,417
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,033	7,234
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,987	9,780
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,791	11,347
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,769	4,435
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	236,942	227,758
Allowance for loan losses	643	651
Loans, net of allowance	236,299	227,107
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,732	118,414
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	116,478	108,678
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	732	666
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans excluding acquired credit-impaired loans	19,421	18,204
Allowance for loan losses	1,297	1,217
Loans, net of allowance	18,124	16,987
Total loans	19,421	18,204
Allowance for loan losses	1,297	1,217
Loans, net of allowance	18,124	16,987
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,453	5,622
Allowance for loan losses	357	349
Loans, net of allowance	5,096	5,273
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	995	983
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,035	1,190
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,020	1,063
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,403	2,386
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	7,416	9,393
Allowance for off balance sheet credit instruments	525	479
Total off balance sheet credit instruments, net of allowance	6,891	8,914
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	829	2,576
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	607	1,129
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	368	469
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	895	638
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments		323
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,652	2,309
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,065	1,949
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,172	1,739
Allowance for loan losses	32	34
Loans, net of allowance	2,140	1,705
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	55	32
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	240	176
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	484	267
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,393	1,264
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,968	1,768
Allowance for loan losses	309	283
Loans, net of allowance	1,659	1,485
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15	11
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	82	66
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	305	246
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,566	1,445
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,828	9,075
Allowance for loan losses	599	551
Loans, net of allowance	9,229	8,524
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	47	57
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,186	5,272
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,595	3,746
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans excluding acquired credit-impaired loans	3,296	3,154
Allowance for loan losses	774	686
Loans, net of allowance	2,522	2,468
Acquired credit-impaired loans	382	453
Allowance for loan losses	16	18
Loans, net of allowance	366	435
Total loans	3,678	3,607
Allowance for loan losses	790	704
Loans, net of allowance	2,888	2,903
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,092	1,331
Allowance for loan losses	179	178
Loans, net of allowance	913	1,153
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	576	817
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	516	514
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	719	709
Allowance for loan losses	47	47
Loans, net of allowance	672	662
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	304	317
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	415	392
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	456	454
Allowance for loan losses	382	341
Loans, net of allowance	74	113
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	334	333
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122	121
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,029	660
Allowance for loan losses	166	120
Loans, net of allowance	863	540
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	925	563
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 104	$ 97